UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Asset Management Australia Limited
Address: Level 43, Grosvenor Place,
         225 George St. PO Bo, Sydney Australia NSW 2000


13F File Number:  028-12607


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen B. Clark
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:



__________________________________________________________________________
/s/ Karen B. Clark    Plainsboro, N.J. 08536     August 09, 2010

*Signed pursuant to Power Of Attorney dated
February 10, 2010, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Asset
Management Australia Limited.




Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-12019          BlackRock, Inc.